CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	June 30, 2020	December 31, 2019

Cash at banks and on hand	658	932
Short-term deposits with original maturity of less than three months	508	318
Cash and cash equivalents	1,166	1,250

Less overdrafts	(3)	(46)

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	1,163	1,204

As of June 30, 2020 and December 31, 2019, there were no restricted cash and cash equivalent balances. Cash balances as of June 30, 2020 include investments in money market funds of US$27 (December 31, 2019: US$155).
As of June 30, 2020, some bank accounts forming part of a cash pooling program and being an integral part of the Company’s cash management remained overdrawn by US$3 (2019: US$46). Even though the total balance of the cash pool remained positive, the Company has no legally enforceable right of set-off and therefore the overdrawn accounts are presented as financial liabilities within the statement of financial position. At the same time, because the overdrawn accounts are an integral part of the Company’s cash management, they were included as cash and cash equivalents within the statement of cash flows.